Loans And Allowance For Credit Losses (Tables)	6 Months Ended
Sep. 30, 2011
Loans And Allowance For Credit Losses [Abstract]
Loans By Domicile And Type Of Industry Of Borrower Segment Classification

	March 31, 2011	September 30, 2011
	(in millions)
Domestic:
Manufacturing	¥11,248,033	¥11,541,792
Construction	1,280,899	1,211,955
Real estate	11,660,798	11,233,897
Services	3,417,689	3,180,294
Wholesale and retail	8,443,580	8,266,411
Banks and other financial institutions(1)	3,421,419	3,274,124
Communication and information services	1,249,272	1,242,428
Other industries	8,410,092	8,165,703
Consumer	18,420,864	17,939,937

Total domestic	67,552,646	66,056,541

Foreign:
Governments and official institutions	516,637	528,844
Banks and other financial institutions(1)	3,565,502	3,798,972
Commercial and industrial	13,116,390	13,619,545
Other	2,853,671	3,014,011

Total foreign	20,052,200	20,961,372

Unearned income, unamortized premiums—net and deferred loan fees—net	(102,871)	(100,965)

Total(2)	¥87,501,975	¥86,916,948

Notes:	(1)	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
	(2)	The above table includes loans held for sale of ¥65,162 million at March 31, 2011 and ¥50,719 million at September 30, 2011 which are carried at the lower of cost or estimated fair value.

Summary Of Nonaccrual Loans, Restructured Loans And Accruing Loans Past Due 90 Days Or More

	March 31, 2011	September 30, 2011
	(in millions)
Nonaccrual loans	¥1,169,179	¥1,122,053
Restructured loans	839,550	945,503
Accruing loans contractually past due 90 days or more	55,748	63,569

Total	¥2,064,477	¥2,131,125

Nonaccrual Status Of Loans By Class

	March 31, 2011	September 30, 2011
	(in millions)
Commercial
Domestic	¥686,084	¥720,441
Manufacturing	137,275	152,186
Construction	48,338	42,234
Real estate	128,282	113,215
Services	74,234	77,421
Wholesale and retail	171,870	193,114
Banks and other financial institutions	7,238	7,942
Communication and information services	32,978	38,121
Other industries	36,163	42,932
Consumer	49,706	53,276
Foreign-excluding UNBC	102,869	60,184
Residential	129,777	128,062
Card	141,445	128,146
UNBC	78,623	58,492

Total(1)	¥1,138,798	¥1,095,325

Note:	(1)

At March 31, 2011 and September 30, 2011, total loans in the above table do not include loans held for sale of ¥548 million and ¥391 million, respectively, and loans acquired with deteriorated credit quality of ¥29,833 million and ¥26,337 million, respectively.

Summary Of Impaired Loans Balance And Related Impairment Allowance By Class

	Recorded Loan Balance
At March 31, 2011:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
			(in millions)
Commercial
Domestic	¥943,041	¥265,039	¥1,208,080	¥1,282,887	¥521,797
Manufacturing	257,443	45,046	302,489	311,359	139,522
Construction	51,092	22,244	73,336	78,027	31,626
Real estate	118,840	64,139	182,979	207,373	56,099
Services	136,659	36,066	172,725	186,939	68,946
Wholesale and retail	235,655	49,312	284,967	295,069	144,049
Banks and other financial institutions	3,592	6,266	9,858	11,993	1,658
Communication and information services	45,353	12,572	57,925	59,482	26,416
Other industries	43,028	8,246	51,274	51,981	30,931
Consumer	51,379	21,148	72,527	80,664	22,550
Foreign-excluding UNBC	132,442	1,157	133,599	134,294	66,066
Loans acquired with deteriorated credit quality	37,125	147	37,272	60,799	11,826
Residential	277,704	29,527	307,231	393,742	87,450
Card	149,953	1,766	151,719	173,568	46,963
UNBC	51,530	3,667	55,197	68,452	9,793

Total(2)	¥1,591,795	¥301,303	¥1,893,098	¥2,113,742	¥743,895

Notes:	(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
	(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥4,726 million at March 31, 2011.

Credit Quality Indicators Of Loans By Class

At September 30, 2011:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥44,521,871	¥4,121,114	¥720,797	¥49,363,782
Manufacturing	10,392,185	984,561	152,186	11,528,932
Construction	948,850	219,897	42,197	1,210,944
Real estate	9,483,720	984,103	113,351	10,581,174
Services	2,671,049	413,556	77,421	3,162,026
Wholesale and retail	7,224,137	815,547	193,115	8,232,799
Banks and other financial institutions	2,977,563	283,555	7,942	3,269,060
Communication and information services	1,087,170	116,517	38,121	1,241,808
Other industries	7,940,645	174,176	42,932	8,157,753
Consumer	1,796,552	129,202	53,532	1,979,286
Foreign-excluding UNBC	15,982,209	884,337	60,247	16,926,793
Loans acquired with deteriorated credit quality	37,390	60,907	20,235	118,532

Total	¥60,541,470	¥5,066,358	¥801,279	¥66,409,107

At September 30, 2011:	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,628,225	¥131,821	¥15,760,046
Card	¥676,840	¥130,490	¥807,330

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
At September 30, 2011:	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,778,886	¥21,393	¥1,828,212	¥205,700	¥3,834,191

Notes:	(1)	Total loans in the above table do not include loans held for sale.
	(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥156,520 million. See Note 5 for more information on FDIC covered loans.

Age Analysis Of Past Due Loans By Class

At March 31, 2011:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥55,100	¥98,225	¥153,325	¥50,244,567	¥50,397,892	¥8,640
Manufacturing	10,355	9,485	19,840	11,215,565	11,235,405	30
Construction	6,346	4,456	10,802	1,269,083	1,279,885	42
Real estate	6,365	37,688	44,053	10,901,347	10,945,400	3,182
Services	6,505	10,317	16,822	3,382,088	3,398,910	457
Wholesale and retail	11,774	11,921	23,695	8,388,860	8,412,555	116
Banks and other financial institutions	24	6,213	6,237	3,410,286	3,416,523	6
Communication and information services	5,814	5,047	10,861	1,237,098	1,247,959	15
Other industries	1,487	4,496	5,983	8,396,930	8,402,913	4
Consumer	6,430	8,602	15,032	2,043,310	2,058,342	4,788
Foreign-excluding UNBC	1,068	74,054	75,122	15,962,733	16,037,855	—
Residential	93,200	55,485	148,685	15,978,909	16,127,594	46,265
Card	34,107	79,196	113,303	742,264	855,567	—
UNBC	24,610	27,951	52,561	3,786,856	3,839,417	163

Total	¥208,085	¥334,911	¥542,996	¥86,715,329	¥87,258,325	¥55,068

Notes:	(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
	(2)	Total loans of UNBC do not include ¥9,450 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 5 for more information on FDIC covered loans.

At September 30, 2011:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥49,460	¥89,165	¥138,625	¥49,225,157	¥49,363,782	¥9,737
Manufacturing	3,397	12,129	15,526	11,513,406	11,528,932	92
Construction	2,044	3,577	5,621	1,205,323	1,210,944	240
Real estate	7,941	25,197	33,138	10,548,036	10,581,174	3,243
Services	5,274	7,982	13,256	3,148,770	3,162,026	240
Wholesale and retail	11,309	12,000	23,309	8,209,490	8,232,799	466
Banks and other financial institutions	1	57	58	3,269,002	3,269,060	2
Communication and information services	10,961	4,910	15,871	1,225,937	1,241,808	19
Other industries	909	12,500	13,409	8,144,344	8,157,753	13
Consumer	7,624	10,813	18,437	1,960,849	1,979,286	5,422
Foreign-excluding UNBC	1,802	11,763	13,565	16,913,228	16,926,793	—
Residential	94,966	59,099	154,065	15,584,491	15,738,556	52,932
Card	28,983	60,479	89,462	702,440	791,902	—
UNBC	23,250	23,170	46,420	3,843,459	3,889,879	135

Total	¥198,461	¥243,676	¥442,137	¥86,268,775	¥86,710,912	¥62,804

Notes:	(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
	(2)	Total loans of UNBC do not include ¥5,813 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 5 for more information on FDIC covered loans.

Changes In The Allowance For Credit Losses By Portfolio Segment And Recorded Investment In Loans By Portfolio Segment

Six months ended September 30, 2010
(in millions)
Balance at beginning of period	¥1,315,615
Provision for credit losses	186,314
Charge-offs	(215,169)
Less—Recoveries	22,250

Net charge-offs	(192,919)
Others(1)	(14,739)

Balance at end of period	¥1,294,271

Note:	(1)	Others principally include gains from foreign exchange translation.

Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2011 are shown below:

At March 31, 2011:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at end of fiscal year:
Individually evaluated for impairment	¥587,863	¥86,514	¥46,963	¥9,793	¥731,133
Collectively evaluated for impairment	277,130	76,734	35,265	85,209	474,338
Loans acquired with deteriorated credit quality	30,618	1,967	379	2,021	34,985

Allowance for credit losses total	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456

Loans:
Balance at end of fiscal year:
Individually evaluated for impairment	¥1,341,679	¥300,756	¥150,716	¥55,197	¥1,848,348
Collectively evaluated for impairment	65,094,068	15,826,839	704,851	3,793,669	85,419,427
Loans acquired with deteriorated credit quality	119,464	22,420	16,476	113,549	271,909

Total loans(1)	¥66,555,211	¥16,150,015	¥872,043	¥3,962,415	¥87,539,684

Note:	(1)	Total loans in the above table do not include loans held for sale.

Changes in the allowance for credit losses by portfolio segment for the six months ended September 30, 2011 and recorded investment in loans by portfolio segment at September 30, 2011 are shown below:

Six months ended September 30, 2011:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period:	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456
Provision for credit losses	69,300	16,404	19,695	(16,057)	89,342
Charge-offs	(65,294)	(12,322)	(23,926)	(16,056)	(117,598)
Recoveries	19,061	113	889	2,616	22,679
Others(2)	(5,909)	—	—	(813)	(6,722)

Balance at end of period:
Individually evaluated for impairment	¥630,901	¥90,196	¥50,720	¥3,620	¥775,437
Collectively evaluated for impairment	245,624	76,382	28,205	61,801	412,012
Loans acquired with deteriorated credit quality	36,244	2,832	340	1,292	40,708

Allowance for credit losses total	¥912,769	¥169,410	¥79,265	¥66,713	¥1,228,157

Loans:
Balance at end of period:
Individually evaluated for impairment	¥1,405,263	¥315,472	¥151,699	¥38,547	¥1,910,981
Collectively evaluated for impairment	64,885,312	15,423,084	640,203	3,857,145	84,805,744
Loans acquired with deteriorated credit quality	118,532	21,490	15,428	95,019	250,469

Total loans(1)	¥66,409,107	¥15,760,046	¥807,330	¥3,990,711	¥86,967,194

Notes:	(1)	Total loans in the above table do not include loans held for sale.
	(2)	Others principally include gains from foreign exchange translation.

Principal Amounts Related To Assets And Liabilities Of The Special Purpose Entity

	March 31, 2011	September 30, 2011
	(in millions)
Principal amounts of commercial loans in trusts	¥25,638	¥25,195

Senior beneficial interests retained by the MUFG Group	¥22,854	¥22,433
Subordinated beneficial interests sold to investors	2,784	2,762

Total beneficial interests	¥25,638	¥25,195

Key Economic Assumptions Used In Measuring The Fair Value Of The Senior Beneficial Interests

	March 31, 2011	September 30, 2011
One month forward rate	(0.22) – 0.79%	(0.25) – 0.78%
Credit spread	2.80 – 7.20%	2.64 – 6.81%

Sensitivities Of The Fair Value To An Immediate Adverse Change

	March 31, 2011	September 30, 2011
One month forward rate:
Impact of 10bp adverse change	99.85 – 99.92%	99.82 – 99.97%
Impact of 20bp adverse change	99.70 – 99.84%	99.64 – 99.94%

Credit spread:
Impact of 10% adverse change	99.02 – 99.79%	98.86 – 99.93%
Impact of 20% adverse change	98.04 – 99.57%	97.72 – 99.85%

Cash Flows Between The MUFG Group And The Special Purpose Entity

	Six months ended September 30,
	2010	2011
	(in millions)
Cash flows from collections received on senior beneficial interests	¥9,730	¥422
Cash flows from dividends on senior beneficial interests	127	63
Servicing fees collected	2	1